SCHEDULE OF CHANGE IN THE FAIR VALUE OF CONVERSION OPTION (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Related Party Transactions [Abstract]
Fair value as of January 1, 2020
Initial measurement	220,000
Change in fair value	10,000
Elimination of conversion option upon conversion of promissory note on June 25, 2020	(230,000)
Fair value as of December 31, 2020